Right of Use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Right of Use Assets [Abstract]
Total lease expense	¥ 7,543	$ 1,062	¥ 6,398	¥ 5,424